Cover	Sep. 13, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39718
Entity Registrant Name	BREEZE HOLDINGS ACQUISITION CORP.
Entity Central Index Key	0001817640
Entity Tax Identification Number	85-1849315
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	955 W. John Carpenter Freeway
Entity Address, Address Line Two	Suite 100-929
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	619
Local Phone Number	500-7747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BREZ
Security Exchange Name	NASDAQ
Rights exchangeable into one-twentieth of one share of common stock
Title of 12(b) Security	Rights exchangeable into one-twentieth of one share of common stock
Trading Symbol	BREZR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	BREZW
Security Exchange Name	NASDAQ